UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scout Capital Management, L.L.C.
Address: 640 Fifth Avenue
         22nd Floor
         New York, NY  10019

13F File Number:  28-06225

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Crichton
Title:     Managing Member
Phone:     212-896-2520

Signature, Place, and Date of Signing:

     /s/  James Crichton     New York, NY     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $1,722,495 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CF INDS HLDGS INC              CALL             125269900    86496   640000 SH       SOLE                   640000        0        0
CITRIX SYS INC                 COM              177376100     6841   100000 SH       SOLE                   100000        0        0
COCA COLA ENTERPRISES INC NE   COM              19122T109   267571 10690000 SH       SOLE                 10690000        0        0
CONTINENTAL RESOURCES INC      COM              212015101    32956   560000 SH       SOLE                   560000        0        0
DOMINOS PIZZA INC              COM              25754A201    40188  2519600 SH       SOLE                  2519600        0        0
DR PEPPER SNAPPLE GROUP INC    CALL             26138E909    10548   300000 SH       SOLE                   300000        0        0
EBAY INC                       COM              278642103   151674  5450000 SH       SOLE                  5450000        0        0
FLOWSERVE CORP                 COM              34354P105    19671   165000 SH       SOLE                   165000        0        0
HANSEN NAT CORP                COM              411310105     7058   135000 SH       SOLE                   135000        0        0
KROGER CO                      COM              501044101    17818   796872 SH       SOLE                   796872        0        0
LAMAR ADVERTISING CO           CL A             512815101   107568  2700000 SH       SOLE                  2700000        0        0
MCDONALDS CORP                 COM              580135101   255227  3325000 SH       SOLE                  3325000        0        0
MSC INDL DIRECT INC            CL A             553530106    62749   970000 SH       SOLE                   970000        0        0
SAFEWAY INC                    COM NEW          786514208     4658   207130 SH       SOLE                   207130        0        0
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106   198726  6600000 SH       SOLE                  6600000        0        0
SUPERVALU INC                  COM              868536103    11579  1202400 SH       SOLE                  1202400        0        0
TYCO ELECTRONICS LTD SWITZER   SHS              H8912P106   166380  4700000 SH       SOLE                  4700000        0        0
VERISK ANALYTICS INC           CL A             92345Y106   236004  6925000 SH       SOLE                  6925000        0        0
YOUKU COM INC                  SPONSORED ADR    98742U100     2976    85000 SH       SOLE                    85000        0        0
YUM BRANDS INC                 CALL             988498901    35807   730000 SH       SOLE                   730000        0        0